Income taxes (Schedule of Components of Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [abstract]
Property, plant and equipment	$ 900	$ 972
Deferred tax liabilities	900	972
Alternative minimum tax credits	626
Other	28	138
Total deferred tax assets	654	138
Net deferred tax liabilities	$ 246	$ 834